Taxation - Schedule of Deferred Tax Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
Temporary difference in accounts receivable recognition	$ 5,604	$ 5,570
Temporary difference in research and development costs	3,054	3,033
Accrued expense	392	391
Net operating loss carried forward	11,721	11,325
Share-based compensation	352	295
Allowance for credit losses	3,976	3,679
Total deferred tax assets	25,099	24,293
Valuation allowance	(14,442)	(13,840)	$ (11,820)
Deferred tax assets, net of valuation allowance	$ 10,657	$ 10,453